RETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of net defined benefit liability (asset) [abstract]
Summary of Retirement Benefit Plans	The amounts recognised in the balance sheet were as follows:

	Group
	2025	2024
	£m	£m
Assets/(liabilities)
Funded defined benefit pension scheme - surplus	524	439
Unfunded pension and post-retirement medical benefits	(22)	(23)
Total net assets	502	416

Disclosure of Total Defined Benefit Plan Amount Charged to the Income Statement	The total amount (credited) / charged to the income statement was as follows:

			Group
	2025	2024	2023
	£m	£m	£m
Net interest income	(27)	(34)	(54)
Current service cost	8	13	13
Past service and GMP costs	—	—	1
Administration costs	8	9	7
	(11)	(12)	(33)

Summary of Amounts Recognised in Other Comprehensive Income	The amounts recognised in other comprehensive income were as follows:

		Group
	2025	2024	2023
	£m	£m	£m
Loss on plan assets (excluding amounts included in net interest expense)	359	1,217	352
Actuarial gains arising from changes in demographic assumptions	(163)	(113)	(51)
Actuarial losses arising from experience adjustments	86	84	91
Actuarial (gains)/losses arising from changes in financial assumptions	(182)	(786)	206
	100	402	598

Disclosure of Movements in the Present Value of Defined Benefit Obligations	Movements in the present value of defined benefit scheme obligations were as follows:

	Group
	2025	2024
	£m	£m
At 1 January	(7,380)	(8,201)
Current service cost paid by Santander UK plc	(8)	(13)
Interest cost	(398)	(371)
Employer salary sacrifice contributions	(2)	(4)
– Changes in demographic assumptions	163	113
– Experience adjustments	(86)	(84)
– Changes in financial assumptions	182	786
Benefits paid	402	394
At 31 December	(7,127)	(7,380)

Disclosure of Movements in Fair Value of Schemes' Assets	Movements in the fair value of the schemes’ assets were as follows:

	Group
	2025	2024
	£m	£m
At 1 January	7,796	8,858
Interest income	425	405
Contributions paid by employer and scheme members	177	153
Administration costs paid	(8)	(9)
Return on plan assets (excluding amounts included in net interest expense)	(359)	(1,217)
Benefits paid	(402)	(394)
At 31 December	7,629	7,796

Disclosure of Fair Value of Plan Assets	The composition and fair value of the schemes’ assets by category was:

	Group
	Quoted prices in active markets		Prices not quoted in active markets		Total		Valuation
2025	£m	%	£m	%	£m	%	technique
Overseas equities	—	—	585	8	585	8	A,C
Corporate bonds	2,282	30	151	2	2,433	32	A,C
Government fixed interest bonds	1,717	23	—	—	1,717	23	A
Government index-linked bonds	4,509	59	—	—	4,509	59	A
Property	—	—	848	11	848	11	B
Derivatives	—	—	(6)	—	(6)	—	A
Cash	—	—	918	12	918	12	A
Repurchase agreements[1]	—	—	(3,629)	(48)	(3,629)	(48)	A
Infrastructure	62	1	3	—	65	1	B,C
Annuities	—	—	262	3	262	3	D
Longevity swap	—	—	(76)	(1)	(76)	(1)	D
Other	—	—	3	—	3	—	C
	8,570	113	(941)	(13)	7,629	100	—
2024
Overseas equities	—	—	776	10	776	10	A,C
Corporate bonds	2,511	33	186	2	2,697	35	A,C
Government fixed interest bonds	1,348	17	—	—	1,348	17	A
Government index-linked bonds	4,444	58	—	—	4,444	58	A
Property	—	—	1,073	14	1,073	14	B
Derivatives	—	—	(18)	—	(18)	—	A
Cash	—	—	341	4	341	4	A
Repurchase agreements[1]	—	—	(3,328)	(43)	(3,328)	(43)	A
Infrastructure	—	—	112	1	112	1	B,C
Annuities	—	—	267	3	267	3	D
Longevity swap	—	—	(83)	(1)	(83)	(1)	D
Other	—	—	167	2	167	2	C
	8,303	108	(507)	(8)	7,796	100
1Sale and repurchase agreements net of purchase and resale agreements.

Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes	The principal actuarial assumptions used for the Scheme were:

	Group
	2025	2024	2023
	%	%	%
To determine benefit obligations[1]:
–Discount rate for scheme liabilities	5.6	5.5	4.6
–General price inflation	2.9	3.1	3.0
–General salary increase	1.0	1.0	1.0
–Expected rate of pension increase	2.8	3.0	3.0

	Years	Years	Years
Longevity at 60 for current pensioners, on the valuation date:
–Males	27.2	26.9	27.0
–Females	29.1	29.8	29.8
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
–Males	28.7	28.5	28.6
–Females	30.6	31.3	31.3
1The discount rate and inflation-related assumptions set out in the table above reflect the assumptions calculated based on the Scheme’s duration and cash flow profile as a whole. The actual assumptions used were determined for each section independently based on each section’s duration and cash flow profile.

Summary of Actuarial Assumption Sensitivities	The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

		Group
		(Decrease)/increase
		2025	2024
Assumption	Change in pension obligation at period end from	£m	£m
Discount rate	50bps increase	(377)	(413)
General price inflation	50bps increase	305	316
Mortality	Each additional year of longevity assumed	195	190

Disclosure of Defined Benefit Plan Expected Future Benefit Payments	The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter are:

Year ending 31 December	£m
2026	503
2027	423
2028	439
2029	460
2030	475
Five years ending 2035	2,445